FINANCIAL INSTRUMENTS AND DERIVATIVES (Details)	Jun. 30, 2013 MMBTU	Dec. 31, 2012 MMBTU
Natural Gas | Collars | July 2013 - Dec 2013
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)	12,500
Natural Gas | Collars | July 2013 - Dec 2013 | Minimum
Derivative Instruments
Price per unit	4.50
Natural Gas | Collars | July 2013 - Dec 2013 | Maximum
Derivative Instruments
Price per unit	5.96
Natural Gas | Collars | Jan 2013 - Dec 2013
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)		12,500
Natural Gas | Collars | Jan 2013 - Dec 2013 | Minimum
Derivative Instruments
Price per unit		4.50	[1]
Natural Gas | Collars | Jan 2013 - Dec 2013 | Maximum
Derivative Instruments
Price per unit		5.96	[1]
Natural Gas | Swaps | July 2013 - Dec 2013
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)	25,500
Price per unit	3.64
Natural Gas | Swaps | Jan 2013 - Dec 2013
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)		15,500
Price per unit		3.52
Natural Gas | Swaps | Jan 2014 - Dec 2014
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)	5,000
Natural Gas | Call Options Purchased [Member] | July 2013 - Dec 2013
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)	10,000
Price per unit	6.00
Natural Gas | Call Options Purchased [Member] | Jan 2014 - Dec 2014
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)	10,000
Price per unit	6.15
Natural Gas | Ceilings sold (call) | Jan 2014 - Dec 2014
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)	26,000	16,000
Price per unit	5.47	5.91
Natural Gas | Put Options Purchased [Member] | July 2013 - Dec 2013
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)	10,000
Price per unit	4.25
Natural Gas | Floors sold (put) | Jan 2014 - Dec 2014
Derivative Instruments
Natural gas commodity derivatives contract units per day (MMBTU)	10,000
Price per unit	3.75
Crude Oil | Collars | July 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	2,763
Crude Oil | Collars | July 2013 - Dec 2013 | Minimum
Derivative Instruments
Price per unit	81.38
Crude Oil | Collars | July 2013 - Dec 2013 | Maximum
Derivative Instruments
Price per unit	97.61
Crude Oil | Collars | Jan 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)		2,763
Crude Oil | Collars | Jan 2013 - Dec 2013 | Minimum
Derivative Instruments
Price per unit		81.38
Crude Oil | Collars | Jan 2013 - Dec 2013 | Maximum
Derivative Instruments
Price per unit		97.61
Crude Oil | Collars | Jan 2014 - Dec 2014
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	663
Crude Oil | Collars | Jan 2014 - Dec 2014 | Minimum
Derivative Instruments
Price per unit	85.00
Crude Oil | Collars | Jan 2014 - Dec 2014 | Maximum
Derivative Instruments
Price per unit	91.25
Crude Oil | Collars | Jan 2015 - Dec 2015
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	259
Crude Oil | Collars | Jan 2015 - Dec 2015 | Minimum
Derivative Instruments
Price per unit	85.00
Crude Oil | Collars | Jan 2015 - Dec 2015 | Maximum
Derivative Instruments
Price per unit	91.25
Crude Oil | Swaps | July 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	5,450
Price per unit	92.72
Crude Oil | Swaps | Jan 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)		1,000
Price per unit		91.46
Crude Oil | Call Options Purchased [Member] | July 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	2,250
Price per unit	100.00
Crude Oil | Ceilings sold (call) | Jan 2015 - Dec 2015
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	1,570
Price per unit	120.00
Crude Oil | Put Options Purchased [Member] | July 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	1,750
Price per unit	90.00
Crude Oil | Three-way collars (1) | July 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	2,000
Price per unit	80.00
Crude Oil | Three-way collars (1) | July 2013 - Dec 2013 | Minimum
Derivative Instruments
Price per unit	60.63
Crude Oil | Three-way collars (1) | July 2013 - Dec 2013 | Maximum
Derivative Instruments
Price per unit	100.00
Crude Oil | Three-way collars (1) | Jan 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)		2,000	[2]
Price per unit		80.00	[2]
Crude Oil | Three-way collars (1) | Jan 2013 - Dec 2013 | Minimum
Derivative Instruments
Price per unit		60.63	[2]
Crude Oil | Three-way collars (1) | Jan 2013 - Dec 2013 | Maximum
Derivative Instruments
Price per unit		100.00	[2]
Crude Oil | Three-way collars (1) | Jan 2014 - Dec 2014
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	4,000	663	[2]
Price per unit	85.00	85.00	[2]
Crude Oil | Three-way collars (1) | Jan 2014 - Dec 2014 | Minimum
Derivative Instruments
Price per unit	64.94	65.00	[2]
Crude Oil | Three-way collars (1) | Jan 2014 - Dec 2014 | Maximum
Derivative Instruments
Price per unit	102.50	91.25	[2]
Crude Oil | Three-way collars (1) | Jan 2015 - Dec 2015
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)		259	[2]
Price per unit		85.00	[2]
Crude Oil | Three-way collars (1) | Jan 2015 - Dec 2015 | Minimum
Derivative Instruments
Price per unit		70.00	[2]
Crude Oil | Three-way collars (1) | Jan 2015 - Dec 2015 | Maximum
Derivative Instruments
Price per unit		91.25	[2]
Crude Oil | Three-way collars (2) | July 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	763
Price per unit	91.25
Crude Oil | Three-way collars (2) | July 2013 - Dec 2013 | Minimum
Derivative Instruments
Price per unit	65.00
Crude Oil | Three-way collars (2) | July 2013 - Dec 2013 | Maximum
Derivative Instruments
Price per unit	101.25
Crude Oil | Three-way collars (2) | Jan 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)		763	[3]
Price per unit		91.25	[3]
Crude Oil | Three-way collars (2) | Jan 2013 - Dec 2013 | Minimum
Derivative Instruments
Price per unit		65.00	[3]
Crude Oil | Three-way collars (2) | Jan 2013 - Dec 2013 | Maximum
Derivative Instruments
Price per unit		101.25	[3]
Crude Oil | Three-way collars (2) | Jan 2014 - Dec 2014
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)		4,000	[2]
Price per unit		85.00	[2]
Crude Oil | Three-way collars (2) | Jan 2014 - Dec 2014 | Minimum
Derivative Instruments
Price per unit		64.94	[2]
Crude Oil | Three-way collars (2) | Jan 2014 - Dec 2014 | Maximum
Derivative Instruments
Price per unit		102.50	[2]
Crude Oil | Floors sold (put) | July 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	5,438
Price per unit	76.03
Crude Oil | Floors sold (put) | Jan 2013 - Dec 2013
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)		1,438
Price per unit		65.00
Crude Oil | Floors sold (put) | Jan 2014 - Dec 2014
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	663
Price per unit	65.00
Crude Oil | Floors sold (put) | Jan 2015 - Dec 2015
Derivative Instruments
Crude oil commodity derivatives contract units per day (Bbl)	259
Price per unit	70.00

[1]	Weighted averages prices for sold put and a sold call respectively.
[2]	These three-way collars are a combination of three options: a sold put, a purchased put, and a sold call.
[3]	This three-way collar is a combination of three options: a sold put, a purchased call, and a sold call.